INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before income taxes
Income before income taxes	$ 83,251	$ 222,828	$ 321,318
Current tax
Current tax	119,875	138,353	46,739
Deferred tax
Deferred tax	(101,899)	(88,841)	30,692
Total income tax expense
Total income tax expense	17,976	49,512	77,431
Canada
Income before income taxes
Income before income taxes	57,922	79,631	248,666
Current tax
Current tax	610	71,002	17,721
Deferred tax
Deferred tax	6,366	(44,548)	40,895
Total income tax expense
Total income tax expense	6,976	26,454	58,616
United States
Income before income taxes
Income before income taxes	(74,002)	(14,183)	12,009
Current tax
Current tax	96,172	40,567	18,702
Deferred tax
Deferred tax	(74,562)	(45,024)	(14,928)
Total income tax expense
Total income tax expense	21,610	(4,457)	3,774
PRC
Income before income taxes
Income before income taxes	133,847	134,330	50,746
Current tax
Current tax	29,339	20,145	7,559
Deferred tax
Deferred tax	(10,880)	7,506	10,827
Total income tax expense
Total income tax expense	18,459	27,651	18,386
Others
Income before income taxes
Income before income taxes	(34,516)	23,050	9,897
Current tax
Current tax	(6,246)	6,639	2,757
Deferred tax
Deferred tax	(22,823)	(6,775)	(6,102)
Total income tax expense
Total income tax expense	$ (29,069)	$ (136)	$ (3,345)